Consolidated Balance Sheets - CAD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 220	$ 625
Accounts receivable and other current assets (Note 6)		1,886	1,818
Prepaid expenses		182	150
Inventories (Note 7)		685	566
Regulatory assets (Note 8)		823	866
Total current assets		3,796	4,025
Other assets (Note 9)		1,653	1,298
Regulatory assets (Note 8)		3,808	3,518
Property, plant and equipment, net (Note 10)		49,456	43,385
Intangible assets, net (Note 11)		1,661	1,510
Goodwill (Note 12)		13,112	12,184
Total assets		73,486	65,920
Current liabilities
Short-term borrowings (Note 14)		98	119
Accounts payable and other current liabilities (Note 13)		3,353	2,972
Regulatory liabilities (Note 8)		595	577
Current installments of long-term debt (Note 14)		1,990	2,296
Total current liabilities		6,036	5,964
Regulatory liabilities (Note 8)		3,696	3,381
Deferred income taxes (Note 23)		5,020	4,399
Long-term debt (Note 14)		31,224	27,235
Finance leases (Note 15)		343	339
Other liabilities (Note 16)		1,314	1,270
Total liabilities		47,633	42,588
Commitments and contingencies (Note 27)
Equity
Common shares	[1]	15,589	15,108
Preference shares (Note 18)		1,623	1,623
Additional paid-in capital		8	9
Accumulated other comprehensive income (Note 19)		2,067	653
Retained earnings		4,521	4,112
Shareholders' equity		23,808	21,505
Non-controlling interests		2,045	1,827
Total equity		25,853	23,332
Total liabilities and equity		$ 73,486	$ 65,920

[1]	(1) No par value. Unlimited authorized shares. 499.3 million and 490.6 million issued and outstanding as at December 31, 2024 and 2023, respectively